Accrued liabilities and other current liabilities (Details Narrative) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Payables and Accruals [Abstract]
Consideration payable for asset acquisition	$ 1,160	¥ 8,153